Commitments and Contingency (Details Textual) - USD ($)		12 Months Ended
	May 10, 2019	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingency (Textual)
Rental expense		$ 83,033	$ 92,234
Lease agreement, description	The agreement will be expired in one year and can be terminated with mutual written agreement. Under the modified agreement, the Company agrees to pay the following fees: 1) Cash retainer: $50,000 which is refundable to the extend that Newbridge’s incurred expenses are less than the retainer paid. 2) Cash fee: At the closing of the IPO, Newbridge will receive a commission equal to eight and one-half percent (8.5%) of the gross proceeds received. 3) Non-Accountable expenses: $105,000 payable at the closing of the IPO which is intended to cover Newbridge’s legal and road show expenses associated with the IPO. 4) Financial advisory fee: $25,000 advisory fee will be due and payable at the final closing of the offering. 5) Travel advances: $15,000 out-of-pocket travel expense for due diligence purposes.
Payment terms		The Company has paid a total of $75,000 to Newbridge, including the $60,000 cash retainer and $15,000 travel advances.
Terms of securities sold in offering		The Company shall grant Newbridge an option, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15.0% of the total number of Securities to be offered by the Company, on the same terms as the Securities sold in the Offering.
Advisory fee		$ 67,500
Advisory fee outstanding		$ 25,000